Note 19 - Segmented Information	12 Months Ended
Jan. 31, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
Note 19 - Segmented Information

We review our operating results, assess our performance, make decisions about resources, and generate discrete financial information at the single enterprise level. Accordingly, we have determined that we operate in one business segment providing logistics technology solutions. The following tables provide our segmented revenue information by geographic location of customer and revenue type:

Year Ended	January 31, 2014	January 31, 2013	January 31, 2012
Revenues
United States	68,877	60,420	48,602
Canada	14,388	14,212	15,051
Americas, excluding Canada and United States	1,028	1,052	1,196
Belgium	14,961	15,668	19,319
Netherlands	14,475	12,370	6,031
EMEA, excluding Belgium and Netherlands	33,095	16,916	18,484
Asia Pacific	4,470	6,245	5,307
	151,294	126,883	113,990

Year Ended	January 31, 2014	January 31, 2013	January 31, 2012
Revenues
Services	137,795	116,822	105,645
Licenses	13,499	10,061	8,345
	151,294	126,883	113,990

Services revenues are composed of the following: (i) ongoing transactional and/or subscription fees for use of our services and products by our customers; (ii) professional services revenues from consulting, implementation and training services related to our services and products; (iii) maintenance and other related revenues, which include revenues associated with maintenance and support of our services and products; and (iv) hardware revenues. License revenues derive from licenses granted to our customers to use our software products.

The following table provides our segmented information by geographic area of operation for our long-lived assets. Long-lived assets represent capital assets, goodwill and intangibles that are attributed to individual geographic segments.

	January 31, 2014	January 31, 2013
Total long-lived assets
United States	67,843	72,514
Canada	18,437	24,249
Belgium	28,048	32,840
Netherlands	14,802	17,204
EMEA, excluding Belgium and Netherlands	85,490	23,023
	214,620	169,830